Subsequent Events (Details Narrative) - USD ($)									9 Months Ended	12 Months Ended
	Jan. 22, 2016	Jan. 14, 2016	Jan. 08, 2016	Dec. 31, 2015	Dec. 24, 2015	Dec. 01, 2015	Jun. 17, 2015	Feb. 14, 2013	Sep. 30, 2015	Dec. 31, 2014	Oct. 22, 2015	Nov. 19, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013
Preferred stock, shares issued									2,460,000	2,460,000		1,861,000		1,983,025	2,400,000
Preferred stock, value issued									$ 2,460	$ 2,400
Reverse stock split							100-for-1	effectuating a 1 for 6 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”)		The number of shares and per-share amounts have also been retroactively restated to reflect the 1-for-100 reverse stock split that took effect June 17, 2015.
Number of authorized shares reduced								1,000,000,000	3,000,000,000	3,000,000,000					2,500,000,000
Subsequent Event [Member]
Preferred stock conversion basis						Series F preferred stock from 6,666/10,000 (0.6666) to 13,332/10,000 (1.3332) shares of common stock
Common stock conversion basis						the Series F preferred stock from 6,666/10,000 (0.6666) to 13,332/10,000 (1.3332) shares of common stock for each Series F preferred stock;
Number of stock issued during period	3,700	100
Number of stock issued during period, value	$ 18,500
Sale of stock price per share	$ 5.00
Reverse stock split		effect a reverse stock split of the issued and outstanding shares of the common stock, at the ratio of 1-for-100, (ii) immediately after the reverse stock split, effect a forward stock split on a 100-for-1 share basis of the issued and outstanding common stock
Subsequent Event [Member] | Maximum [Member]
Number of authorized shares reduced		3,000,000,000
Subsequent Event [Member] | Minimum [Member]
Number of authorized shares reduced		200,000,000
Subsequent Event [Member] | Existing Stockholders [Member]
Number of stock issued during period				134,378
Number of stock issued during period, value				$ 671,890
Sale of stock price per share				$ 5.00
Series H Convertible Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock, shares issued											160,000
Preferred stock, value issued											$ 160,000
Series A Preferred Stock [Member]
Preferred stock, shares issued									0				1,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock upon conversion			16			8
Common Stock One [Member] | Subsequent Event [Member]
Preferred stock upon conversion			32			6
Conversion of stock shares converted						13,332
Number of stock available for conversion						10,000
Series F Preferred Stock [Member]
Preferred stock, shares issued									600,000			1,400,000	0
Series F Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock upon conversion						0.6666
Conversion of stock shares converted						6,666
Number of stock available for conversion						10,000
Convesion of convetible securities				333,300
Common Stock Two [Member] | Subsequent Event [Member]
Preferred stock upon conversion			1			1.3332
Series G Preferred Stock [Member]
Preferred stock, shares issued									5,669,500
Convesion of convetible securities									4,459,500
Series G Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock upon conversion						0.4000
Conversion of stock shares converted				840,000		4,000
Number of stock available for conversion						10,000
Convesion of convetible securities				1,050,000
Conversion of stock outstanding				160,000
Number of unconverted shares issued					160,000
Number of unconverted shares issued, value					$ 160,000
Common Stock Three [Member] | Subsequent Event [Member]
Preferred stock upon conversion						0.8000
Conversion of stock shares converted						8,000
Number of stock available for conversion						10,000
Series H Preferred Stock [Member]
Preferred stock, shares issued									0				0
Series H Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock upon conversion			0.5332			0.2666
Conversion of stock shares converted			5,332			2,666
Number of stock available for conversion			10,000			10,000
Conversion of stock issued				85,312
Common Stock Four [Member] | Subsequent Event [Member]
Preferred stock upon conversion						0.5332
Conversion of stock shares converted						5,332
Number of stock available for conversion						10,000